YIELDQUEST FUNDS

              Supplement to the Prospectus dated December 29, 2006

    Effective as of April 15, 2007, BISYS Fund Services Ohio, Inc. replaces Gemini Fund Services, LLC as administrator, transfer agent, dividend disbursing agent and fund accountant. All references to Gemini Fund Services, LLC in the Prospectus are hereby replaced with BISYS Fund Services Ohio, Inc.

            The YieldQuest Funds' new mailing address is as follows:

                                YieldQuest Funds
                       c/o BISYS FUND SERVICES OHIO, INC.
                                 P.O. Box 182790
                             Columbus, OH 43218-2790
                                 (877) 497-3634

                                *  *  *  *  *  *

    This Supplement supersedes and replaces any prior supplement to the Prospectus dated December 29, 2006. You should read this Supplement in conjunction with the Prospectus, which provides the information a prospective investor should know about the YieldQuest Funds and should be retained for future reference. A Statement of Additional Information dated December 29, 2006, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. These documents are available upon request and without charge by calling the YieldQuest Funds at 877-497-3634.

                         Supplement dated June 11, 2007
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                                YIELDQUEST FUNDS

  Supplement to the Statement of Additional Information dated December 29, 2006

    Effective as of March 28, 2007, the Board of Trustees of the YieldQuest Funds promoted Mr. Gary S. Schwartz from Vice President of Compliance to Chief Compliance Officer of the YieldQuest Funds.

    Effective as of April 15, 2007, BISYS Fund Services Ohio, Inc. replaces Gemini Fund Services, LLC as administrator, transfer agent, dividend disbursing agent and fund accountant. All references to Gemini Fund Services, LLC in the Statement of Additional Information are hereby replaced with BISYS Fund Services Ohio, Inc.

            The YieldQuest Funds' new mailing address is as follows:

                                YieldQuest Funds
                       c/o BISYS FUND SERVICES OHIO, INC.
                                 P.O. Box 182790
                             Columbus, OH 43218-2790
                                 (877) 497-3634

    Effective April 15, 2007, Messrs. Emile Molineaux and Kevin Wolf (officers of Gemini Fund Services) will no longer serve as assistant officers of the Trust. In addition, effective as of April 1, 2007, Gemini Fund Services no longer provides custodial administration services to the Trust, and all custodial services are provided solely by Bank of New York. The sections "Fund Administration," "Fund Accounting," and "Transfer Agent" on pages 44 through 46 of the Statement of Additional Information are hereby revised as follows:

    FUND SERVICES

    BISYS Fund Services Ohio, Inc. ("BISYS"), 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Fund's administrator, fund accountant, transfer agent, and dividend disbursing agent pursuant to a Master Services Agreement with the Trust effective as of April 15, 2007.

    BISYS provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. BISYS also provides the Funds with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as administrator and fund accountant, BISYS receives an annual fee equal to 0.025% of each Fund's aggregate daily net assets (subject to a minimum fee determined by multiplying the number of Funds times $50,000).

    BISYS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. For its services as a transfer agent, BISYS receives an annual fixed fee of $15,000 from each Fund, as well as annual per-account fees of $20 for each direct investor account (in excess of 1250 total accounts), $15 for each NSCC investor account (in excess of 1250 total accounts), and $2 for each closed account. In addition, depending on the nature of services requested by the Funds, BISYS may receive additional fees of up to approximately $34,000 for legal administrative services, fair valuation services and assistance with anti-money laundering regulations compliance.

                                *  *  *  *  *  *

This Supplement supersedes and replaces any prior supplement to the Statement of Additional Information dated December 29, 2006. You should read this Supplement in conjunction with the Statement of Additional Information, as well as the Prospectus dated December 29, 2006, which provide information that you should know about the YieldQuest Funds before investing and should be retained for future reference. These documents are available upon request and without charge by calling the YieldQuest Funds at 877-497-3634.

                         Supplement dated June 11, 2007

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